As filed with the Securities and Exchange Commission on May 31, 2018

Registration Nos. 33-29180

and 811-05823

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 57

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 59

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038-4925

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038-4925

(Name and Address of Agent for Service)

Copy To:

Roger P. Joseph, Esq.

Morgan Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 8, 2018, pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 under the Securities Act of 1933 and Amendment No. 59 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 56 filed with the commission on March 23, 2018. Such filing relates solely to Class Y shares of Domini Impact International Equity Fund and Domini Impact Bond Fund, a new share class of each such series of the Registrant that was scheduled to be effective on June 1, 2018, and shall be delayed until June 8, 2018.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No. 56 filed on March 23, 2018, in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 31st day of May, 2018.

DOMINI INVESTMENT TRUST on behalf of its series: Domini Impact Bond Fund Domini Impact International Equity Fund

/s/ Carole M. Laible

Carole M. Laible President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 31, 2018.

Signature	Title

/s/ Carole M. Laible Carole M. Laible	President (Principal Executive Officer) and Trustee of Domini Social Investment Trust

/s/ Christina M. Povall Christina M. Povall	Treasurer (Principal Accounting and Financial Officer) and Vice President of Domini Social Investment Trust

Kirsten S. Moy* Kirsten S. Moy	Trustee of Domini Investment Trust

Gregory A. Ratliff* Gregory A. Ratliff	Trustee of Domini Investment Trust

John L. Shields* John L. Shields	Trustee of Domini Investment Trust

*By: /s/ Carole M. Laible
Carole M. Laible Executed by Carole M. Laible on behalf of those indicated pursuant to Powers of Attorney dated July 27, 2017